Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2019	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	699	(578)	121
Purchased & internally developed software	486	(427)	59
Technologies in progress	119	—	119
Other intangible assets	70	(70)	—
Total	1,374	(1,075)	299

December 31, 2018	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	705	(592)	113
Purchased & internally developed software	459	(404)	55
Technologies in progress	44	—	44
Other intangible assets	69	(69)	—
Total	1,277	(1,065)	212

As described in Note 7, the acquisition of Norstel resulted in the recognition of technology in process for $86 million in the line “Technologies in progress”.

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:
Year
2020	81
2021	62
2022	45
2023	27
2024	17
Thereafter	67
Total	299